UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2013

MFS® LATIN AMERICAN

EQUITY FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.1%
Aerospace - 0.6%
Embraer S.A., ADR	806	$23,689

Airlines - 2.1%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	3,800	$51,528
Copa Holdings S.A., “A”	240	35,890

		$87,418
Alcoholic Beverages - 3.8%
Companhia de Bebidas das Americas, ADR	3,019	$112,307
Compania Cervecerias Unidas S.A., ADR	1,712	45,693

		$158,000
Apparel Manufacturers - 2.6%
Arezzo Industria e Comercio S.A.	1,628	$24,345
Cia.Hering S.A.	5,600	81,368

		$105,713
Broadcasting - 1.0%
Grupo Televisa S.A., ADR	1,313	$39,968

Brokerage & Asset Managers - 6.6%
BM&F Bovespa S.A.	25,545	$144,476
Bolsa Mexicana de Valores S.A. de C.V.	31,400	74,846
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	4,702	52,137

		$271,459
Business Services - 1.7%
LPS Brasil - Consultoria de Imoveis S.A.	6,100	$42,723
Multiplus S.A.	2,300	28,491

		$71,214
Computer Software - 1.1%
Totvs S.A.	2,600	$44,080

Computer Software - Systems - 0.7%
Linx S.A.	1,600	$28,919

Conglomerates - 0.7%
Alfa S.A de C.V., “A”	10,610	$29,096

Construction - 0.9%
Duratex S.A.	5,700	$35,545

Consumer Products - 0.8%
Kimberly-Clark de Mexico S.A. de C.V., “A”	11,350	$34,510

Consumer Services - 8.4%
Abril Educacao S.A., IEU	2,640	$37,593
Anhanguera Educacional Participacoes S.A.	11,100	66,396
Estacio Participacoes S.A.	12,650	97,690
Kroton Educacional S.A.	9,934	146,780

		$348,459

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.4%
Ultrapar Participacoes S.A.	2,200	$58,629

Energy - Integrated - 5.4%
Petroleo Brasileiro S.A., ADR	12,824	$223,522

Engineering - Construction - 2.0%
Mills Estruturas e Servicos de Engenharia S.A.	3,900	$54,142
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	2,900	29,424

		$83,566
Food & Beverages - 4.6%
Arca Continental S.A.B de C.V.	8,995	$53,395
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,900	136,016

		$189,411
Food & Drug Stores - 0.7%
Brazil Pharma S.A. (a)	8,300	$30,752

Forest & Paper Products - 1.4%
Fibria Celulose S.A. (a)	4,600	$59,651

General Merchandise - 0.6%
Lojas Renner S.A.	800	$24,105

Health Maintenance Organizations - 1.3%
OdontoPrev S.A.	13,200	$54,563

Insurance - 2.3%
Brasil Insurance Participacoes e Administracao S.A.	10,700	$97,438

Medical & Health Technology & Services - 1.2%
Fleury S.A.	6,700	$51,890

Metals & Mining - 11.9%
Gerdau S.A., ADR	14,641	$116,103
Grupo Mexico S.A.B. de C.V., “B”	13,537	42,757
Ternium S.A., ADR	1,588	41,415
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	9,500	50,379
Vale S.A., ADR	14,986	239,926

		$490,580
Oil Services - 2.2%
Tenaris S.A., ADR	1,989	$93,105

Other Banks & Diversified Financials - 12.4%
Banco Santander Chile, ADR	619	$15,203
Banco Santander S.A., IEU	13,300	91,132
Compartamos S.A.B. de C.V.	13,920	27,120
Credicorp Ltd.	806	110,100
Grupo Financiero Banorte S.A. de C.V.	11,800	75,319
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR	1,800	25,434
Itau Unibanco Holding S.A., ADR	10,939	168,570

		$512,878

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 2.2%
Genomma Lab Internacional S.A., “B” (a)	33,800	$90,075

Railroad & Shipping - 1.3%
All America Latina Logistica S.A.	7,900	$28,282
CCR S.A.	2,890	23,892

		$52,174
Real Estate - 5.8%
Brasil Brokers Participacoes	28,400	$73,909
Concentradora Fibra Danhos S.A. de C.V., REIT (a)	19,400	35,775
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	26,400	40,286
Macquarie Mexico Real Estate S.A. de C.V., REIT	29,400	54,035
Multiplan Empreendimentos Imobiliarios S.A.	1,526	35,824

		$239,829
Telecommunications - Wireless - 3.6%
America Movil S.A.B. de C.V., “L”, ADR	5,562	$119,083
TIM Participacoes S.A., ADR	1,144	29,080

		$148,163
Telephone Services - 1.2%
Telefonica Brasil S.A., ADR	2,290	$50,792

Utilities - Electric Power - 4.7%
Alupar Investimento S.A., IEU (a)	5,200	$39,229
Energias do Brasil S.A.	16,800	95,991
Tractebel Energia S.A.	3,430	58,336

		$193,556
Utilities - Water - 0.9%
Aguas Andinas S.A.	54,905	$37,193
Total Common Stocks		$4,059,942

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,132	$2,132
Total Investments		$4,062,074

Other Assets, Less Liabilities - 1.8%		73,195
Net Assets - 100.0%		$4,135,269

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

10/31/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At October 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,059,942	$—	$—	$4,059,942
Mutual Funds	2,132	—	—	2,132
Total Investments	$4,062,074	$—	$—	$4,062,074

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,059,830
Gross unrealized appreciation	584,086
Gross unrealized depreciation	(581,842)
Net unrealized appreciation (depreciation)	$2,244

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,088	431,888	(516,844)	2,132

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13	$2,132

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2013, are as follows:

Brazil	70.0%
Mexico	20.1%
Peru	2.7%
Chile	2.4%
Italy	2.3%
Argentina	1.0%
Panama	0.9%
United States	0.6%

5

QUARTERLY REPORT

October 31, 2013

MFS® EUROPEAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Airlines - 0.7%
Stagecoach Group PLC	12,125	$68,433

Alcoholic Beverages - 2.8%
Heineken N.V.	872	$60,263
Pernod Ricard S.A.	1,612	193,699

		$253,962
Apparel Manufacturers - 2.6%
Compagnie Financiere Richemont S.A.	814	$83,477
LVMH Moet Hennessy Louis Vuitton S.A.	794	152,868

		$236,345
Automotive - 1.9%
Autoliv, Inc., SDR	732	$65,687
D’Ieteren S.A.	2,230	105,215

		$170,902
Broadcasting - 1.7%
Publicis Groupe	1,894	$157,972

Brokerage & Asset Managers - 0.4%
IG Group Holdings PLC	3,738	$36,770

Business Services - 4.9%
Adecco S.A.	884	$65,227
Brenntag AG	550	93,196
Compass Group PLC	9,789	140,790
Experian Group Ltd.	2,628	53,514
MITIE Group PLC	18,533	93,516

		$446,243
Computer Software - 1.0%
Dassault Systemes S.A.	305	$37,067
Fidessa Group PLC	1,676	54,418

		$91,485
Construction - 1.6%
Bellway PLC	3,479	$83,897
BUZZI UNICEM S.p.A	3,542	61,413

		$145,310
Consumer Products - 1.8%
Reckitt Benckiser Group PLC	2,085	$162,073

Electrical Equipment - 4.7%
IMI PLC	2,250	$54,800
Legrand S.A.	829	47,083
Pfeiffer Vacuum Technology AG	560	65,321
Schneider Electric S.A.	1,139	95,959
Siemens AG	1,329	169,943

		$433,106

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 1.6%
ASM International N.V.	1,732	$57,180
Infineon Technologies AG	9,313	90,144

		$147,324
Energy - Independent - 1.1%
Bankers Petroleum Ltd. (a)	4,595	$17,628
Cairn Energy PLC (a)	7,475	33,895
Galp Energia SGPS S.A.	2,993	50,716

		$102,239
Energy - Integrated - 4.7%
BG Group PLC	6,634	$135,462
Royal Dutch Shell PLC, “A”	8,973	298,752

		$434,214
Food & Beverages - 8.6%
Chr. Hansen Holding A.S.	1,286	$47,640
Groupe Danone	3,514	260,599
Nestle S.A.	4,752	343,039
Tate & Lyle PLC	10,720	136,047

		$787,325
Food & Drug Stores - 0.8%
Jeronimo Martins SGPS S.A.	4,012	$74,138

Gaming & Lodging - 1.6%
Betfair Group PLC	4,520	$72,836
Paddy Power PLC	921	74,404

		$147,240
General Merchandise - 0.4%
BIM Birlesik Magazalar A.S.	1,575	$33,058

Insurance - 5.9%
Delta Lloyd N.V.	4,030	$85,687
Hiscox Ltd.	8,456	89,689
ING Groep N.V. (a)	10,939	139,360
Swiss Re Ltd.	902	79,230
Zurich Insurance Group AG	528	146,002

		$539,968
Machinery & Tools - 1.6%
Atlas Copco AB, “A”	3,558	$98,723
Schindler Holding AG	351	49,786

		$148,509
Major Banks - 4.2%
BNP Paribas	1,604	$118,779
HSBC Holdings PLC	20,433	223,472
Royal Bank Of Scotland Group PLC (a)	7,626	44,948

		$387,199
Medical Equipment - 0.7%
Sonova Holding AG	465	$60,524

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 1.5%
Rio Tinto PLC	2,677	$135,551

Natural Gas - Distribution - 2.3%
GDF Suez	6,669	$166,066
Snam S.p.A.	9,460	48,757

		$214,823
Network & Telecom - 1.9%
Ericsson, Inc., “B”	14,343	$171,207

Oil Services - 0.3%
Saipem S.p.A.	1,350	$31,637

Other Banks & Diversified Financials - 6.6%
Erste Group Bank AG	1,899	$66,973
Julius Baer Group Ltd.	1,523	74,845
Jyske Bank (a)	1,974	111,435
KBC Group N.V.	2,801	152,693
Sydbank A/S (a)	2,033	60,066
UBS AG	7,086	137,136

		$603,148
Pharmaceuticals - 10.3%
Bayer AG	1,419	$176,365
GlaxoSmithKline PLC	8,359	220,275
Novartis AG	3,509	272,452
Roche Holding AG	1,009	279,342

		$948,434
Railroad & Shipping - 0.2%
Kuehne & Nagel International AG	140	$17,698

Real Estate - 0.7%
GSW Immobilien AG (a)	598	$27,809
LEG Immobilien AG	700	39,918

		$67,727
Restaurants - 2.6%
Domino’s Pizza UK & IRL PLC	11,180	$105,046
Whitbread PLC	2,442	134,419

		$239,465
Specialty Chemicals - 7.7%
Akzo Nobel N.V.	3,087	$224,490
Croda International PLC	1,894	73,977
Linde AG	1,314	249,682
Sika AG	10	31,531
Symrise AG	3,005	127,379

		$707,059
Specialty Stores - 1.7%
Esprit Holdings Ltd.	24,448	$44,904
Industria de Diseno Textil S.A.	668	109,744

		$154,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 3.5%
Tele2 AB, “B”	5,791	$69,885
Vodafone Group PLC	68,775	253,470

		$323,355
Telephone Services - 1.9%
British Telecom Group, PLC	12,320	$74,472
TDC A.S.	8,021	72,424
Telecom Italia S.p.A.	32,662	25,522

		$172,418
Tobacco - 0.7%
Swedish Match AB	1,942	$64,074

Utilities - Electric Power - 0.5%
Energias de Portugal S.A.	13,271	$48,867
Total Common Stocks		$8,964,450

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	161,399	$161,399
Total Investments		$9,125,849

Other Assets, Less Liabilities - 0.5%		44,746
Net Assets - 100.0%		$9,170,595

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
SDR	Swedish Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At October 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$2,527,052	$253,470	$—	$2,780,522
Switzerland	1,640,289	—	—	1,640,289
France	1,230,092	—	—	1,230,092
Germany	1,039,757	—	—	1,039,757
Netherlands	566,981	—	—	566,981
Sweden	403,888	—	—	403,888
Denmark	291,564	—	—	291,564
Belgium	257,908	—	—	257,908
Portugal	173,720	—	—	173,720
Other Countries	579,729	—	—	579,729
Mutual Funds	161,399	—	—	161,399
Total Investments	$8,872,379	$253,470	$—	$9,125,849

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $253,470 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$8,289,743
Gross unrealized appreciation	850,200
Gross unrealized depreciation	(14,094)
Net unrealized appreciation (depreciation)	$836,106

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	183,852	2,933,591	(2,956,044)	161,399

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62	$161,399

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2013, are as follows:

United Kingdom	30.3%
Switzerland	17.9%
France	13.4%
Germany	11.3%
Netherlands	6.2%
Sweden	4.4%
Denmark	3.2%
United States	3.0%
Belgium	2.8%
Other Countries	7.5%

QUARTERLY REPORT

October 31, 2013

MFS® ASIA PACIFIC EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.0%
Apparel Manufacturers - 3.1%
Li & Fung Ltd.	56,000	$79,164
Samsonite International S.A.	7,200	19,688
Stella International Holdings Ltd.	5,000	12,318

		$111,170
Automotive - 4.9%
Exide Industries Ltd.	16,645	$33,802
Guangzhou Automobile Group Co. Ltd., “H”	62,000	73,572
Kia Motors Corp.	1,140	66,310

		$173,684
Brokerage & Asset Managers - 1.6%
Computershare Ltd.	5,446	$55,282

Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	952	$82,757

Cable TV - 1.1%
Astro Malaysia Holdings Berhad	25,800	$23,711
Dish TV India Ltd. (a)	15,595	13,576

		$37,287
Chemicals - 0.5%
UPL Ltd.	7,130	$19,085

Computer Software - Systems - 2.6%
Asustek Computer, Inc.	3,660	$28,030
Hon Hai Precision Industry Co. Ltd.	25,948	65,798

		$93,828
Conglomerates - 2.4%
Hutchison Whampoa Ltd.	7,000	$87,218

Containers - 1.4%
Brambles Ltd.	5,750	$50,542

Electronics - 6.7%
LG Electronics, Inc.	148	$9,488
Samsung Electronics Co. Ltd.	70	96,677
Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	134,175

		$240,340
Energy - Independent - 6.1%
China Shenhua Energy Co. Ltd.	5,000	$15,220
CNOOC Ltd.	26,000	53,388
Oil Search Ltd.	8,617	69,308
Reliance Industries Ltd.	5,434	80,880

		$218,796
Food & Beverages - 2.8%
China Huishan Dairy Holdings Co. Ltd. (a)	135,000	$53,631
Shenguan Holdings Group Ltd.	48,000	21,421
Want Want China Holdings Ltd.	17,000	26,137

		$101,189

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.3%
Dairy Farm International Holdings Ltd.	900	$10,197
Wumart Stores, Inc.	22,000	36,719

		$46,916
Gaming & Lodging - 4.3%
Melco International Development Ltd.	15,000	$47,111
Sands China Ltd.	15,200	108,025

		$155,136
Insurance - 7.1%
AIA Group Ltd.	23,600	$119,781
Austbrokers Holdings Ltd.	3,160	36,766
China Pacific Insurance (Group) Co. Ltd	9,800	35,393
Samsung Life Insurance Co. Ltd.	240	23,644
Suncorp Group Ltd.	3,023	38,229

		$253,813
Internet - 1.0%
Naver Corp.	66	$37,145

Machinery & Tools - 0.8%
Sinotruk (Hong Kong) Ltd.	4,500	$2,356
T.K. Corp. (a)	1,261	25,618

		$27,974
Major Banks - 11.4%
Australia & New Zealand Banking Group Ltd.	1,840	$58,850
BOC Hong Kong Holdings Ltd.	15,500	50,580
Commonwealth Bank of Australia	1,738	124,974
Industrial & Commercial Bank of China Ltd.	89,000	62,333
Westpac Banking Corp.	3,410	110,515

		$407,252
Medical Equipment - 1.7%
Fisher & Paykel Healthcare Corp. Ltd.	20,453	$62,171

Metals & Mining - 7.1%
Iluka Resources Ltd.	6,718	$65,400
MOIL Ltd.	6,264	23,892
Rio Tinto PLC	2,208	111,803
Steel Authority of India Ltd.	53,056	53,268

		$254,363
Natural Gas - Distribution - 1.6%
China Resources Gas Group Ltd.	16,000	$41,378
Hong Kong & China Gas Co. Ltd.	7,350	17,178

		$58,556
Other Banks & Diversified Financials - 12.2%
China Construction Bank	90,500	$70,271
DBS Group Holdings Ltd.	6,000	80,857
Federal Bank Ltd.	22,825	30,493
Hana Financial Group, Inc.	650	25,062
HDFC Bank Ltd.	4,188	46,395
ICICI Bank Ltd., ADR	859	32,058
Kasikornbank PLC	12,900	80,405

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
PT Bank Rakyat Indonesia (Persero) Tbk	41,000	$28,734
Wing Hang Bank	3,000	42,680

		$436,955
Precious Metals & Minerals - 0.6%
Newcrest Mining Ltd.	2,115	$20,590

Real Estate - 4.4%
China Overseas Land & Investment Ltd.	14,000	$43,338
Hang Lung Properties Ltd.	17,000	56,023
IGB Trust, REIT	47,700	18,139
Sun Hung Kai Properties Ltd.	3,000	39,314

		$156,814
Specialty Chemicals - 1.3%
LG Chem Ltd.	170	$47,999

Telephone Services - 4.4%
China Unicom (Hong Kong) Ltd.	84,000	$132,614
PT XL Axiata Tbk	59,000	23,422

		$156,036
Tobacco - 0.7%
ITC Ltd.	4,714	$25,697

Utilities - Electric Power - 2.6%
Cheung Kong Infrastructure Holdings Ltd.	6,000	$41,752
China Longyuan Electric Power Group Corp.	45,000	51,715

		$93,467
Total Common Stocks		$3,512,062

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.10%, at Net Asset Value (v)	87,897	$87,897
Total Investments		$3,599,959

Other Assets, Less Liabilities - (0.4)%		(15,608)
Net Assets - 100.0%		$3,584,351

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

10/31/13 (unaudited)

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At October 31, 2013, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

4

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Hong Kong	$731,029	$—	$—	$731,029
China	719,487	—	—	719,487
Australia	630,457	—	—	630,457
India	359,145	—	—	359,145
South Korea	331,943	—	—	331,943
Taiwan	228,003	—	—	228,003
United Kingdom	111,803	—	—	111,803
United States	82,757	—	—	82,757
Singapore	80,857	—	—	80,857
Other Countries	236,581	—	—	236,581
Mutual Funds	87,897	—	—	87,897
Total Investments	$3,599,959	$—	$—	$3,599,959

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Balance as of 7/31/13	$22,656
Transfers out of Level 3	(22,656)
Balance as of 10/31/13	$—

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,210,896
Gross unrealized appreciation	486,491
Gross unrealized depreciation	(97,428)
Net unrealized appreciation (depreciation)	$389,063

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,523	440,241	(473,867)	87,897

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$87,897

5

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2013, are as follows:

Hong Kong	20.4%
China	20.1%
Australia	17.6%
India	10.0%
South Korea	9.3%
Taiwan	6.4%
United States	4.3%
United Kingdom	3.1%
Singapore	2.3%
Other Countries	6.5%

6

QUARTERLY REPORT

October 31, 2013

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

10/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Aerospace - 2.6%
Lockheed Martin Corp.	6,010	$801,373
Northrop Grumman Corp.	2,220	238,672

		$1,040,045
Airlines - 0.5%
Copa Holdings S.A., “A”	1,403	$209,805

Apparel Manufacturers - 0.5%
Hanesbrands, Inc.	3,190	$217,303

Automotive - 4.7%
Delphi Automotive PLC	13,420	$767,624
General Motors Co. (a)	13,690	505,846
Magna International, Inc.	7,100	601,353

		$1,874,823
Cable TV - 3.4%
Comcast Corp., “Special A”	13,640	$631,532
Time Warner Cable, Inc.	5,840	701,676

		$1,333,208
Chemicals - 0.6%
LyondellBasell Industries N.V., “A”	3,010	$224,546

Computer Software - 3.2%
CA, Inc.	6,810	$216,286
Microsoft Corp.	15,010	530,604
Symantec Corp.	22,860	519,836

		$1,266,726
Computer Software - Systems - 4.0%
Apple, Inc.	504	$263,264
Canon, Inc.	10,200	320,533
Hewlett-Packard Co.	29,480	718,428
Western Digital Corp.	3,930	273,646

		$1,575,871
Consumer Products - 1.4%
Procter & Gamble Co.	6,730	$543,448

Containers - 0.4%
Packaging Corp. of America	2,720	$169,402

Electrical Equipment - 0.9%
Siemens AG	2,644	$338,096

Electronics - 3.5%
Hoya Corp.	7,100	$169,900
Intel Corp.	8,240	201,303
Microchip Technology, Inc.	17,060	732,898
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,610	268,970

		$1,373,071

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 3.4%
HollyFrontier Corp.	8,000	$368,480
Marathon Petroleum Corp.	3,820	273,741
Valero Energy Corp.	16,630	684,657

		$1,326,878
Energy - Integrated - 6.9%
Chevron Corp.	6,302	$755,988
Exxon Mobil Corp.	15,710	1,407,930
Royal Dutch Shell PLC, “A”	16,855	561,180

		$2,725,098
Entertainment - 0.2%
Regal Entertainment Group, “A”	4,050	$76,990

Food & Beverages - 1.5%
General Mills, Inc.	4,770	$240,503
Ingredion, Inc.	2,350	154,536
Tyson Foods, Inc., “A”	7,550	208,909

		$603,948
Food & Drug Stores - 3.4%
CVS Caremark Corp.	8,080	$503,061
Kroger Co.	14,970	641,315
Safeway, Inc.	6,250	218,125

		$1,362,501
Gaming & Lodging - 0.6%
Wynn Resorts Ltd.	1,544	$256,690

General Merchandise - 1.7%
Macy’s, Inc.	11,900	$548,709
Target Corp.	1,990	128,932

		$677,641
Insurance - 8.3%
American International Group, Inc.	10,720	$553,688
Delta Lloyd N.V.	18,860	401,008
Everest Re Group Ltd.	2,014	309,632
MetLife, Inc.	15,950	754,595
Prudential Financial, Inc.	1,560	126,968
Swiss Re Ltd.	2,160	189,731
Validus Holdings Ltd.	13,860	547,193
Zurich Insurance Group AG	1,435	396,806

		$3,279,621
Internet - 2.8%
Google, Inc., “A” (a)	538	$554,452
Yahoo!, Inc. (a)	16,230	534,454

		$1,088,906
Leisure & Toys - 0.4%
Activision Blizzard, Inc.	9,610	$159,910

Machinery & Tools - 1.5%
Cummins, Inc.	4,744	$602,583

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 8.1%
BOC Hong Kong Holdings Ltd.	45,000	$146,846
HSBC Holdings PLC	16,999	185,914
JPMorgan Chase & Co.	21,960	1,131,818
Mizuho Financial Group, Inc.	155,000	323,147
Sumitomo Mitsui Financial Group, Inc.	6,000	287,705
Wells Fargo & Co.	26,160	1,116,770

		$3,192,200
Medical Equipment - 0.5%
Abbott Laboratories	5,930	$216,741

Metals & Mining - 1.6%
Iluka Resources Ltd.	6,677	$65,001
Rio Tinto Ltd.	5,590	283,052
Vale S.A., ADR	17,110	273,931

		$621,984
Natural Gas - Distribution - 1.2%
GDF SUEZ	18,554	$462,015

Oil Services - 0.4%
Transocean, Inc.	3,590	$168,981

Other Banks & Diversified Financials - 0.3%
Fifth Third Bancorp	6,320	$120,270

Pharmaceuticals - 11.2%
AbbVie, Inc.	3,630	$175,873
Bristol-Myers Squibb Co.	16,760	880,235
Eli Lilly & Co.	11,070	551,507
Johnson & Johnson	12,560	1,163,182
Merck & Co., Inc.	9,960	449,096
Pfizer, Inc.	37,200	1,141,296
Teva Pharmaceutical Industries Ltd., ADR	2,010	74,551

		$4,435,740
Real Estate - 1.9%
American Capital Agency Corp., REIT	3,440	$74,717
Annaly Mortgage Management, Inc., REIT	22,190	261,620
Corio N.V., REIT	2,839	123,869
Digital Realty Trust, Inc., REIT	3,000	142,980
EPR Properties, REIT	3,170	162,843

		$766,029
Specialty Stores - 0.8%
Best Buy Co., Inc.	6,990	$299,172

Telephone Services - 5.3%
Bezeq - The Israel Telecommunication Corp. Ltd.	53,980	$94,007
CenturyLink, Inc.	9,600	325,056
Frontier Communications Corp.	126,280	556,895
TDC A.S.	34,931	315,401
Telecom Italia S.p.A. - Savings Shares	191,288	149,470
Telefonica Brasil S.A., ADR	9,050	200,729
Verizon Communications, Inc.	3,350	169,209

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Windstream Holdings, Inc.	32,350	$276,592

		$2,087,359
Tobacco - 5.6%
Altria Group, Inc.	15,280	$568,874
Lorillard, Inc.	15,860	809,019
Philip Morris International, Inc.	9,260	825,251

		$2,203,144
Utilities - Electric Power - 3.9%
American Electric Power Co., Inc.	10,250	$480,110
Companhia Energetica de Minas Gerais, IPS	22,081	196,444
E.ON AG	13,787	251,868
Fortum Corp.	9,255	206,082
PG&E Corp.	6,320	264,492
PPL Corp.	4,973	152,323

		$1,551,319
Total Common Stocks		$38,452,064

Convertible Preferred Stocks - 0.9%
Automotive - 0.2%
General Motors Co., 4.75%	1,490	$76,467

Utilities - Electric Power - 0.7%
PPL Corp., 8.75%	4,810	$253,968
Total Convertible Preferred Stocks		$330,435

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	311,482	$311,482
Total Investments		$39,093,981

Other Assets, Less Liabilities - 1.1%		451,821
Net Assets - 100.0%		$39,545,802

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

10/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$38,782,499	$—	$—	$38,782,499
Mutual Funds	311,482	—	—	311,482
Total Investments	$39,093,981	$—	$—	$39,093,981

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$36,134,390
Gross unrealized appreciation	3,210,152
Gross unrealized depreciation	(250,561)
Net unrealized appreciation (depreciation)	$2,959,591

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	723,940	6,404,542	(6,817,000)	311,482

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$149	$311,482

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 19, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 19, 2013

*	Print name and title of each signing officer under his or her signature.